Note 4 - Stockholders' Equity - Stock Options by Exercise Price Range (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options outstanding (in shares)	1,800,922	271,660
Weighted- average exercise price (in dollars per share)	$ 8.55	$ 61.83	$ 215.60
Weighted- average remaining contractual life (Year)	9 years 109 days	7 years 292 days	5 years 36 days
Aggregate intrinsic value
Range One [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 0.62	$ 5.90
Range of exercise prices, upper limit (in dollars per share)	$ 0.62	$ 6
Number of options outstanding (in shares)	1,686,466	55,484
Weighted- average exercise price (in dollars per share)	$ 0.62	$ 5.99
Weighted- average remaining contractual life (Year)	9 years 182 days	9 years 182 days
Aggregate intrinsic value
Range Two [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 5.90	$ 7.20
Range of exercise prices, upper limit (in dollars per share)	$ 6	$ 8.80
Number of options outstanding (in shares)	45,378	146,972
Weighted- average exercise price (in dollars per share)	$ 5.99	$ 8.51
Weighted- average remaining contractual life (Year)	8 years 292 days	9 years
Aggregate intrinsic value
Range Three [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 7.20	$ 22.20
Range of exercise prices, upper limit (in dollars per share)	$ 8.80	$ 99.20
Number of options outstanding (in shares)	6,380	28,501
Weighted- average exercise price (in dollars per share)	$ 8.69	$ 31.63
Weighted- average remaining contractual life (Year)	8 years 146 days	5 years 255 days
Aggregate intrinsic value
Range Four [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 22.20	$ 107.40
Range of exercise prices, upper limit (in dollars per share)	$ 80.60	$ 1,102.41
Number of options outstanding (in shares)	24,488	40,703
Weighted- average exercise price (in dollars per share)	$ 31.15	$ 351.63
Weighted- average remaining contractual life (Year)	4 years 292 days	2 years 292 days
Aggregate intrinsic value